Restatement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restatement Tables
Restated Balance Sheet:

PREMIER BIOMEDICAL, INC.
BALANCE SHEET

	As Originally
	Reported		As Restated
	March 31,		March 31,
	2016	Adjustments	2016
ASSETS
Current assets:
Cash	$38,669	$-	$38,669
Prepaid expenses	15,776	-	15,776
Total current assets	54,445	-	54,445

Property and equipment, net	6,685	-	6,685

Total assets	$61,130	$-	$61,130

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$83,422	$-	$83,422
Accounts payable, related parties	50,545	-	50,545
Accrued interest	15,554	-	15,554
Accrued interest, related parties	1,770	-	1,770
Convertible notes payable, net of discounts of $462,877	178,368	(77,235)	101,133
Notes payable, related parties	30,000	-	30,000
Derivative liabilities	-	355,574	355,574
Total current liabilities	359,659	278,339	637,998

Total liabilities	359,659	278,339	637,998

Commitments and contingencies	-	-	-

Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares
authorized, 2,000,000 shares issued and outstanding	2,000	-	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares
authorized, 95,179,908 shares issued and outstanding	952	-	952
Additional paid in capital	10,891,465	(404,220)	10,487,245
Accumulated deficit	(11,192,946)	125,881	(11,067,065)
Total stockholders' equity (deficit)	(298,529)	(278,339)	(576,868)

Total liabilities and stockholders' equity (deficit)	$61,130	$-	$61,130

PREMIER BIOMEDICAL, INC.
BALANCE SHEET

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
ASSETS

Current assets:
Cash	$35,414	$-	$35,414
Prepaid expenses	9,166	-	9,166
Total current assets	44,580	-	44,580

Property and equipment, net	3,647	-	3,647

Total assets	$48,227	$-	$48,227

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

Current liabilities:
Accounts payable	$188,265	$-	$188,265
Accounts payable, related parties	54,668	-	54,668
Accrued interest	7,792	-	7,792
Accrued interest, related parties	1,170	-	1,170
Convertible notes payable, net of discounts of $245,345	42,655	(840)	41,815
Notes payable, related parties	30,000	-	30,000
Derivative liabilities	-	150,076	150,076
Total current liabilities	324,550	149,236	473,786

Total liabilities	324,550	149,236	473,786

Commitments and contingencies	-	-	-

Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively
Additional paid in capital	10,500,651	(130,000)	10,370,651
Accumulated deficit	(10,777,797)	(19,236)	(10,797,033)
Total stockholders' equity (deficit)	(276,323)	(149,236)	(425,559)

Total liabilities and stockholders' equity (deficit)	$48,227	$-	$48,227

Restated Statement of Operations
PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	March 31,		March 31,
	2016	Adjustments	2016

Revenue	$-	$-	$-

Operating expenses:
Research and development	10,141	-	10,141
General and administrative	494,485	-	494,485
Professional fees	138,448	-	138,448
Total operating expenses	198,074	-	198,074

Net operating loss	(198,074)	-	(198,074)

Other expense:
Interest expense	(217,075)	43,788	(173,287)
Change in derivative liabilities	-	101,329	101,329
Total other expenses	(217,075)	145,117	(71,958)

Net loss	$(415,149)	$145,117	$(270,032)

PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Revenue	$-	$-	$-

Operating expenses:
Research and development	234,095	-	234,095
General and administrative	133,289	-	133,289
Professional fees	2,015,898	-	2,015,898
Total operating expenses	2,383,282	-	2,383,282

Net operating loss	(2,383,282)	-	(2,383,282)

Other expense:
Interest expense	(198,889)	840	(198,049)
Change in derivative liabilities	-	(20,076)	(20,076)
Total other expenses	(198,889)	(19,236)	(218,125)

Net loss	$(2,582,171)	$(19,236)	$(2,601,407)

Restated Stockholders' Equity
PREMIER BIOMEDICAL, INC.
SUMMARY OF CORRECTIONS TO STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT)

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Beneficial conversion feature of convertible note	$297,011	$(130,000)	$167,011
Additional Paid-In Capital	$10,500,651	$(130,000)	$10,370,651

Net loss for the year ended December 31, 2015	$(2,582,171)	$(19,236)	$(2,601,407)
Accumulated Deficit	$(10,777,797)	$(19,236)	$(10,797,033)

Restated Statement of Cash Flows

PREMIER BIOMEDICAL, INC.
STATEMENT OF CASH FLOWS

	As Originally
	Reported		As Restated
	March 31,		March 31,
	2016	Adjustments	2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(415,149)	$145,117	$(270,032)
Adjustments to reconcile net loss
to net cash used in operating activities:
Depreciation	498	-	498
Change in fair market value of derivative liabilities	-	(101,329)	(101,329)
Amortization of debt discounts	195,173	(43,788)	151,385
Stock based compensation, related parties	6,507	-	6,507
Stock based compensation	54,211	-	54,211
Decrease (increase) in assets:
Prepaid expenses	(6,610)	-	(6,610)
Increase (decrease) in liabilities:
Accounts payable	(104,843)	-	(104,843)
Accounts payable, related parties	9,642	-	9,642
Accrued interest	21,301	-	21,301
Accrued interest, related parties	600	-	600
Net cash used in operating activities	(238,670)	-	(238,670)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)	-	(3,536)
Net cash used in investing activities	(3,536)	-	(3,536)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,000	-	2,000
Proceeds from convertible notes payable	332,500	-	332,500
Repayments from convertible notes payable	(89,039)	-	(89,039)
Net cash provided by financing activities	245,461	-	245,461

NET CHANGE IN CASH	3,255	-	3,255
CASH AT BEGINNING OF PERIOD	35,414	-	35,414

CASH AT END OF PERIOD	$38,669	$-	$38,669

SUPPLEMENTAL INFORMATION:
Interest paid	$13,539	$-	$13,539
Income taxes paid	$-	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$274,220	$(274,220)	$-
Value of debt discounts	$-	$306,827	$306,827
Value of shares issued for conversion of debt	$42,240	$-	$42,240
Cashless exercise of common stock warrants	$22	$-	$22
Common stock issued for settlement of accounts payable	$13,765	$-	$13,765

PREMIER BIOMEDICAL, INC.
STATEMENT OF CASH FLOWS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$(2,582,171)	$(19,236)	$(2,601,407)
Adjustments to reconcile net loss
to net cash used in operating activities:
Depreciation	1,462	-	1,462
Change in fair market value of derivative liabilities	-	20,076	20,076
Amortization of debt discounts	176,547	(840)	175,707
Stock based compensation, related parties	1,529,182	-	1,529,182
Stock based compensation	319,986	-	319,986
Decrease (increase) in assets:
Prepaid expenses	284	-	284
Increase (decrease) in liabilities:
Accounts payable	40,774	-	40,774
Accounts payable, related parties	29,369	-	29,369
Accrued interest	21,172	-	21,172
Accrued interest, related parties	1,170	-	1,170
Net cash used in operating activities	(462,225)	-	(462,225)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	40	-	40
Proceeds from convertible notes payable	365,000	-	365,000
Proceeds from notes payable, related parties	30,000	-	30,000
Net cash provided by financing activities	395,040	-	395,040

NET CHANGE IN CASH	(67,185)	-	(67,185)
CASH AT BEGINNING OF PERIOD	102,599	-	102,599

CASH AT END OF PERIOD	$35,414	$-	$35,414

SUPPLEMENTAL INFORMATION:
Interest paid	$-	$-	$-
Income taxes paid	$-	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$297,011	$(130,000)	$167,011
Value of debt discounts	$-	$130,000	$130,000
Value of shares issued for conversion of debt	$227,388	$-	$227,388